Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, net
Schedule of accounts receivable, net

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

Accounts receivable	217,131	172,817
Less: allowance for credit losses	(77,723)	(107,200)
Accounts receivable, net	139,408	65,617

Schedule of allowance for doubtful accounts

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Balance at beginning of the year	(122,039)	(83,383)	(77,723)
Reversal/(additional) of allowance for credit losses, net	30,192	(28,098)	(32,471)
Write-offs	8,464	33,758	2,994
Balance at end of the year	(83,383)	(77,723)	(107,200)